Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (Loss) per Share

24. Earnings (Loss) per Share

The following table sets forth the computation of basic and diluted net income (loss) attributable to common shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Numerator
Net income (loss)	$40,656	$(120,858)	$(59,967)	$14,119,773
Less: Income (loss) attributable to non-controlling interests	(50,249)	(107,367)	(74,434)	5,997,591
Net income (loss) attributable to common shareholders of Sinovac for computing diluted net income per share	$90,905	$(13,491)	$14,467	$8,122,182
Denominator
Basic weighted average number of common shares outstanding	71,860,702	71,830,233	71,724,902	71,534,210
Dilutive effect of stock options and preferred shares	—	19,863	39,726	63,619
Diluted weighted average number of common shares outstanding	71,860,702	71,850,096	71,764,628	71,597,829
Basic net income (loss) per share
Continuing operations	1.27	(0.19)	0.20	113.54
Basic net income (loss) per share	$1.27	$(0.19)	$0.20	$113.54
Diluted net income (loss) per share
Continuing operations	1.27	(0.19)	0.20	113.44
Diluted net income (loss) per share	$1.27	$(0.19)	$0.20	$113.44

The board is assessing the issuance of the 11,800,000 common shares (the "2018 PIPE Shares") purportedly issued pursuant to the Securities Purchase Agreement dated July 2, 2018 (the "2018 SPA"). Releasing these shares from issued common shares is contingent on an outcome from the Company's legal proceeding in Antigua (Note 20). Excluding the effects of the 2018 SPA implementation, the basic weighted average number of common shares outstanding would have been 60,060,702, 60,030,233, 59,924,902, and 59,734,210 for the years 2024, 2023, 2022 and 2021, respectively. The basic net income (loss) per share for 2024, 2023, 2022 and 2021 would be $1.51, loss $0.22, $0.24 and $135.97, respectively. The diluted weighted average number of common shares outstanding would have been 60,060,702, 60,050,096, 59,964,628 and 59,797,829 for the years 2024, 2023, 2022 and 2021, and the diluted net income (loss) per share for 2024, 2023, 2022 and 2021 would be $1.51, loss $0.22, $0.24 and $135.83, respectively.